Stock Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Enjoy Technology Inc [Member]
Summary of Reconciliation of Changes in Fair Value for the Company's Warrant Liability Using Inputs Classified As Level 3
The following table provides a reconciliation of changes in fair value for the Company’s warrant liability using inputs classified as Level 3 (in thousands):

Balance at December 31, 2020	$806
Change in fair value	(447)

Balance at September 30, 2021	$359

Balance at December 31, 2019	$337
Change in fair value	392

Balance at September 30, 2020	$729

The following table provides a reconciliation of changes in fair value for the Company’s warrant liability using inputs classified as Level 3 (in thousands):

Balance at January 1, 2019	$224
Change in fair value	113

Balance at December 31, 2019	337
Change in fair value	469

Balance at December 31, 2020	$806